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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11235
                                                              File No. 811-04977

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.  _________
        Post-Effective Amendment No.    37

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

        Amendment No.                   37

                             VOYAGEUR INSURED FUNDS
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               (Exact Name of Registrant as Specified in Charter)

  2005 Market Street, Philadelphia, Pennsylvania              19103-7094
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     (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:     As soon as possible after effectiveness

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a) (1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a) (2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

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                                    CONTENTS

This Post-Effective Amendment No. 37 to Registration File No. 033-11235 includes the following:

        1.      Facing Page

        2.      Contents Page

        3.      Part A - Prospectus (1)

        4.      Part B - Statement of Additional Information (1)

        5.      Part C - Other Information (2)

        6.      Signatures

        7.      Exhibits

This Post-Effective Amendment relates to the Class A, B and C shares of the Registrant's two series, Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund - Delaware Tax-Free Minnesota Insured Fund.

        (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 28, 2005.

        (2) Items 26 and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 28, 2005.

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                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed documents indicated below, except as noted:

                (a)     Agreement and Declaration of Trust.

                        (1) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                        (2)     Executed Certificate of Trust (December 17,
                                1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                (b) By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

                (c)     Instruments Defining the Rights of Holders.

                        (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                        (2) By-Laws. Article II of Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

                (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

                (e)     Underwriting Contracts.

                        (1)     Distribution Agreements.

                                (i) Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                                (ii) Second Amended and Restated Financial Intermediary Distribution Agreement
                                        (August 21, 2003) between Delaware
                                        Distributors, L.P. and Lincoln Financial
                                        Distributors, Inc. on behalf of the
                                        Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

                                (iii)   Form of Amendment No. 1 (October 31,
                                        2005) to Appendix A to Second Amended
                                        and Restated Financial Intermediary
                                        Distribution Agreement attached as
                                        Exhibit (e)(1)(iii).

                        (2) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                        (3)     Vision Mutual Fund Gateway(R)Agreement (November
                                2000) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                        (4) Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                        (5) Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 3, 2004.

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                (f)     Bonus or Profit Sharing Contracts. Not Applicable.

                (g)     Custodian Agreement.

                        (1) Amended and Restated Mutual Fund Custody and Services Agreement (May 16, 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                        (2) Executed Amendment (November 28, 2003) to the Amended and Restated Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 3, 2004.

                (h)     Other Material Contracts.

                        (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                                (i) Executed Schedule B (May 19, 2005) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

                                (ii)    Executed Amendment Letter (August 23,
                                        2002) to Shareholder Services Agreement
                                        incorporated into this filing by
                                        reference to Post-Effective Amendment
                                        No. 34 filed October 31, 2003.

                        (2)     Executed Fund Accounting Agreement (August 19,
                                1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                                (i) Executed Schedule B (May 19, 2005) to Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

                                (ii) Executed Amendment No. 30 to Schedule A (October 31, 2005) of the Delaware Family of Funds Fund Accounting Agreement attached as Exhibit
                                        (h)(2)(ii).

                        (3) Advisory Expense Limitation Letter between Delaware Management Company and the Registrant attached as Exhibit (h)(3).

                (i) Legal Opinion. Opinion of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                (j) Other Opinions. Consent of Independent Registered Public Accounting Firm (December 2005) attached as Exhibit (j).

                (k)     Omitted Financial Statements. Not Applicable.

                (l) Initial Capital Agreements. Letter of Investment Intent incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on April 20, 1987.

                (m)     Plans under Rule 12b-1. Plans of Distribution (April 19,
                        2001) under Rule 12b-1 for Class A, B and C Shares on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                (n) Plan under Rule 18f-3. Plan under Rule 18f-3 (October, 31, 2005 attached as Exhibit (n).

                (o)     Reserved. Not Applicable.

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                (p)     Codes of Ethics.

                        (1) Code of Ethics for the Delaware Investments Family of Funds (December 2004) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

                        (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. (December 2004) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

                        (3)     Code of Ethics for Lincoln Financial
                                Distributors, Inc. (April 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

                (q) Powers of Attorney. Powers of Attorney (May 18, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

Item 24.        Persons Controlled by or under Common Control with Registrant.
                None.

Item 25. Indemnification. Article VI of the Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2005.

Item 26.        Business and Other Connections of Investment Adviser.
                Incorporated into this filing by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 28, 2005.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 28, 2005.

Item 28. Location of Accounts and Records. All accounts and records are maintained at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.        Management Services. None.

Item 30.        Undertakings. Not Applicable.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of December, 2005.

                                                   VOYAGEUR INSURED FUNDS

                                                   By: /s/ Jude T. Driscoll
                                                       -------------------------
                                                       Jude T. Driscoll
                                                       Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                             Title                                                    Date
----------------------------------    --------------------------------------------    ---------------------
/s/ Jude T. Driscoll                  President/Chief Executive Officer                 December 28, 2005
----------------------------------    (Principal Executive Officer) and Trustee
Jude T. Driscoll

/s/ Thomas L. Bennett            *    Trustee                                           December 28, 2005
----------------------------------
Thomas L. Bennett

/s/ John A. Fry                  *    Trustee                                           December 28, 2005
----------------------------------
John A. Fry

/s/ Anthony D. Knerr             *    Trustee                                           December 28, 2005
----------------------------------
Anthony D. Knerr

/s/ Lucinda S. Landreth          *    Trustee                                           December 28, 2005
----------------------------------
Lucinda S. Landreth

/s/ Ann R. Leven                 *    Trustee                                           December 28, 2005
----------------------------------
Ann R. Leven

/s/ Thomas F. Madison            *    Trustee                                           December 28, 2005
----------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans             *    Trustee                                           December 28, 2005
----------------------------------
Janet L. Yeomans

/s/ J. Richard Zecher            *    Trustee                                           December 28, 2005
----------------------------------
J. Richard Zecher

/s/ Michael P. Bishof            *    Senior Vice President/Chief Financial             December 28, 2005
----------------------------------    Officer (Principal Financial Officer)
Michael P. Bishof

                                 *By: /s/ Jude T. Driscoll
                                      -----------------------------------
                                      Jude T. Driscoll
                                      As Attorney-in-Fact for
                                      each of the persons indicated

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    EXHIBITS
                                       TO
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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                                INDEX TO EXHIBITS

Exhibit No.           Exhibit
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EX-99.(e)(1)(iii)     Form of Amendment No. 1 (October 31, 2005) to Appendix A
                      to Second Amended and Restated Financial Intermediary
                      Distribution Agreement

EX-99.(h)(2)(ii)      Executed Amendment No. 30 to Schedule A (October 31,
                      2005) of the Delaware Family of Funds Fund Accounting
                      Agreement

EX-99.(h)(3)          Advisory Expense Limitation Letter

EX-99.(j)             Consent of Independent Registered Public Accounting Firm
                      (December 2005)

EX-99.(n)             Plan under Rule 18f-3 (October, 31, 2005)